CURRENT EXPECTED CREDIT LOSSES (Tables)	9 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
Schedule of Financing Receivable, Allowance for Credit Loss
Activity related to the CECL Reserve for outstanding balances and unfunded commitments on the Company’s loans held at carrying value as of and for the three and nine months ended September 30, 2024 was as follows:

	Outstanding(1)	Unfunded(2)	Total
Balance at June 30, 2024	$37,421	$34,433	$71,854
(Decrease) increase in provision for current expected credit losses	(37,421)	(10,106)	(47,527)
Write-offs	—	—	—
Recoveries	—	—	—
Balance at September 30, 2024	$—	$24,327	$24,327

	Outstanding(1)	Unfunded(2)	Total
Balance at December 31, 2023	$—	$—	$—
Increase (decrease) in provision for current expected credit losses	—	24,327	24,327
Write-offs	—	—	—
Recoveries	—	—	—
Balance at September 30, 2024	$—	$24,327	$24,327
___________________________
(1)As of September 30, 2024, the CECL Reserve related to outstanding balances on loans held at carrying value is recorded within current expected credit loss reserve in the Company’s balance sheets.
(2)As of September 30, 2024, the CECL Reserve related to unfunded commitments on loans held at carrying value is recorded within current expected credit loss reserve as a liability in the Company’s balance sheets.

Schedule of Financing Receivable Credit Quality Indicators
As of September 30, 2024, the carrying value, excluding the CECL Reserve, of the Company’s loans held at carrying value within each risk rating by year of origination is as follows:

Risk Rating:	2024	Total
1	$10,572,368	$10,572,368
2	85,833,378	85,833,378
3	—	—
4	—	—
5	—	—
Total	$96,405,746	$96,405,746